Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Detail) - shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of classes of share capital [Abstract]
Number of shares held	0.2	20.0	4.0	9.5
Percentage of share capital for the period	0.01%	1.55%	0.30%	0.72%